Operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2016
Operations and reorganization
Schedule of the Company's major subsidiaries, VIE and VIE's subsidiary

Company	Date of Incorporation	Place of Incorporation	Percentage of Direct/ Indirect Economic Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

Major VIE and VIE’s subsidiary
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	100%

Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’)	Acquired in May 2013	PRC	100%

Schedule of total cost and expenses allocated from SINA

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Cost of revenues	$1,124	$6,550	$11,022
Sales and marketing	17,417	1,263	1,271
Product development	17,238	12,981	9,094
General and administrative	6,581	3,884	4,316

	$42,360	$24,678	$25,703

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole, including the Predecessor Operations

	As of December 31,
	2015	2016
	(In thousands)
Cash, cash equivalents and short-term Investments	$129,154	$57,505
Accounts receivable	120,937	115,338
Property and equipment, net	1,277	357
Intangible assets	1,966	1,100
Goodwill	10,821	9,969
Prepayment for long-term investments	1,660	144
Long-term investments	38,104	49,195
Deferred tax assets	1,493	2,312
Amount due from SINA	—	12,163
Others	26,838	28,247

Total assets	$332,250	$276,330

Accounts payable	$18,613	$25,850
Accrued and other liabilities	47,487	64,879
Deferred revenues	29,567	38,313
Income tax payable	3,257	8,214
Amount due to SINA	8,465	—
Amount due to the subsidiaries of the Group	232,006	171,460
Deferred tax liability	477	274

Total liabilities	$339,872	$308,990

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Net revenues	$298,767	$391,568	$530,598
Net loss	$(6,351)	$(10,572)	$(21,758)

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Net cash provided by operating activities	$14,198	$158,290	$(42,556)
Net cash used in investing activities	$(9,552)	$(39,965)	$(28,577)
Net cash used in financing activities	$(5,997)	$—	$(1,148)

Net increase (decrease) in cash and cash equivalents	$(1,351)	$118,325	$(72,281)